Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dana Large Cap Equity Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.46%	13.09%	13.11%
Dana Large Cap Equity Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.02%	9.33%	10.37%
Dana Large Cap Equity Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.91%	9.69%	10.17%
Dana Large Cap Equity Fund Institutional Class Shares | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Dana Epiphany Small Cap Equity Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.23%	9.01%	8.08%
Dana Epiphany Small Cap Equity Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.71%	7.78%	7.25%
Dana Epiphany Small Cap Equity Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.94%	6.98%	6.42%
Dana Epiphany Small Cap Equity Fund Institutional Class Shares | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Dana Epiphany Small Cap Equity Fund Institutional Class Shares | S&P Small Cap 600® Index
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	7.31%	9.81%
Dana Epiphany Equity Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.43%	10.38%	11.49%
Dana Epiphany Equity Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.68%	9.75%	9.73%
Dana Epiphany Equity Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.99%	8.19%	8.81%
Dana Epiphany Equity Fund Institutional Class Shares | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%

[1]	Returns shown for periods prior to December 19, 2018 are for Class I shares of the Predecessor Fund.